INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

The components of loss before income taxes are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The Cayman Islands*	(453,788)	(345,945)	(69,414)
Hong Kong S.A.R*	19,023	(34,946)	3,397
Japan*	(3,159)	(27,883)	(19,507)
The PRC, excluding Hong Kong S.A.R.	(455,408)	(567,467)	(327,414)
Total	(893,332)	(976,241)	(412,938)

*	Non-PRC entities not subject to income tax

SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	5,998	8,464	(135)
Deferred income tax benefit (expense)	5,122	(8,806)	(429)
Total income tax expense	11,120	(342)	(564)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT

Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group’s income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Computed expected income tax benefit	(223,333)	(244,060)	(103,234)
Non-deductible expenses / taxable deemed income
Share-based compensation	66,705	26,865	5,560
Non-deductible entertainment	940	1,240	1,264
Uninvoiced expenditures	-	-	-
Taxable deemed interest income from inter-company interest-free loans	6,659	2,659	1,828
Non-deductible IPO fees	824	-	-
Employee commercial Insurance	372	291	208
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	1,144	2,121	-
Selling Commission	2,072	1,003	1,057
Others	63	109	167
Non-PRC entities not subject to income tax	47,479	66,530	16,571
Effect of income tax rate differences in jurisdictions other than the PRC	(2,334)	2,964	(282)
Over provision in respect of prior years	4,883	203	36
NOL expired	8,635	38,871	34,921
Amortization of intangible assets formed by business combinations	(536)	(8,806)	(429)
Others	813	1,701	(2,759)
Changes in valuation allowance	96,734	107,967	44,528
Actual income tax expense	11,120	(342)	(564)

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net operating loss carry forwards	280,865	349,681	388,065
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	16,486	22,172	26,561
Other equity investments impairment	11,412	12,777	10,278
Goodwill impairment	38,690	55,534	55,534
Share of losses of equity method investments	149	641	980
Others	1	2,050	3,199
Less: Valuation allowance	(335,339)	(443,306)	(487,834)
Total deferred income tax assets, net	22,131	9,416	6,650
Intangible assets	(8,883)	(1,285)	(857)
Equity method investment on the gain from the disposal of a subsidiary	(2,766)	(2,766)	-
Change in fair value of other equity investments	(19,365)	(6,650)	(6,650)
Total gross deferred income tax liabilities	(31,014)	(10,701)	(7,507)
Net deferred income tax assets	(8,883)	(1,285)	(857)

SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE
Year ending December 31,	RMB
2024	48,074
2025	49,360
2026	237,091
2027	333,338
2028	215,567
Then thereafter	1,183,797
Total	2,067,227

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	(239,007)	(335,339)	(443,306)
Additions	(96,734)	(107,967)	(44,528)
Decrease upon disposal of a subsidiary	402	-	-
Balance at the end of the year	(335,339)	(443,306)	(487,834)